Domicile and activities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Domicile and activities
1	Domicile and activities
Grab Holdings Limited (the “Company” or “GHL”), formerly known as J1 Holdings Limited (with the name changed on April 20, 2021), was incorporated in the Cayman Islands on March 12, 2021. The address of the Company’s registered office is Harbour Place, 2nd Floor, 103 South Church Street, P.O. Box 472, George Town,
KYI-1106,
Cayman Islands. The business office is at 3 Media Close,
#01-03/06,
Singapore 138498.
The Company was formed to facilitate the public listing and additional capitalisation (referred to collectively as the “Reverse Recapitalization”) of Grab Holdings Inc. (“GHI”) and its subsidiaries (together referred to as “GHI Group”). GHI Group enables access to mobility, delivery, financial services and enterprise offerings in Southeast Asia through its mobile application (the “Grab Platform”).
The Reverse Recapitalization (see Notes 11 and 28) was effectuated by

•
a special purpose acquisition company (“SPAC”) Altimeter Growth Corp (“AGC”), incorporated in the Cayman Islands and listed on the Nasdaq Stock Market (“NASDAQ”); and merging on December 1, 2021 with J2 Holdings Inc., incorporated in the Cayman Islands and a direct wholly owned subsidiary of GHL; with J2 Holdings Inc. surviving and remaining as a wholly owned subsidiary of GHL;

•	GHI merging on December 1, 2021 with J3 Holdings Inc., incorporated in the Cayman Islands and a direct wholly owned subsidiary of GHL; with GHI surviving and becoming a wholly owned subsidiary of GHL;

•
additional capitalisation by way of the issuance of GHL shares and warrants to third party investors on December 1, 2021 pursuant to investment commitments in previously agreed subscription agreements; and

•	the Company becoming a publicly traded company on NASDAQ on December 2, 2021.
These consolidated financial statements as at and for the year ended December 31, 2021 comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”) and the Group’s interest in equity-accounted investees.
As described in
N
ote 28, the Reverse Recapitalization has been accounted for with AGC being identified as the “acquired” entity for financial reporting purposes. Accordingly, the Reverse Recapitalization has been accounted for as the equivalent of GHI issuing shares for the net assets of AGC, accompanied by a recapitalization by third party investors. Therefore, these consolidated financial statements have been presented as a continuation of the GHI Group.